INVENTORIES, NET (Tables)	12 Months Ended
Jan. 02, 2016
INVENTORIES, NET
Schedule of inventories, net
In thousands	January 2, 2016	January 3, 2015
Raw materials and work in process	$525	$538
Finished goods	191,354	157,703

Total	$191,879	$158,241